SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Anti-dilutive shares	3,976,000	7,971,000
FDIC insured limit	$ 250
Allowance for doubtful accounts	8	$ 22
Advertising cost	33	3
Research and development costs	$ 20	$ 70
Unvested Performance Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,322,000	1,606,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	303,000	414,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,555,000	4,629,000
Convetible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	652,000	957,000
Preferred Stocks [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	144,000	144,000
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		221,000